PENSION PLANS AND RETIREE BENEFITS (Schedule of Significant Actuarial Assumptions Used in Measuring Net Benefit Plan Costs and Benefit Obligations) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plans [Member]
Significant actuarial assumptions used in measuring net benefit plan costs
Expected long-term rate of return on plan assets	7.60%
Average remaining service life of active employees	9 years 7 months 6 days	12 years 8 months 12 days
Defined Benefit Plans [Member] | Minimum [Member]
Significant actuarial assumptions used in measuring net benefit plan costs
Discount rate	3.25%	2.65%
Expected long-term rate of return on plan assets	3.20%	6.18%
Rate of compensation increase	2.75%	2.75%
Significant actuarial assumptions used in measuring benefit obligations
Discount rate	3.60%	2.80%
Rate of compensation increase	2.75%	2.75%
Defined Benefit Plans [Member] | Maximum [Member]
Significant actuarial assumptions used in measuring net benefit plan costs
Discount rate	4.30%	4.20%
Expected long-term rate of return on plan assets		7.30%
Rate of compensation increase	4.10%	4.00%
Significant actuarial assumptions used in measuring benefit obligations
Discount rate	4.40%	3.70%
Rate of compensation increase	4.10%	4.00%
Post-Retirement Benefits [Member]
Significant actuarial assumptions used in measuring net benefit plan costs
Rate of compensation increase	4.10%	3.25%
Average remaining service life of active employees	14 years 1 month 6 days	13 years 6 months
Significant actuarial assumptions used in measuring benefit obligations
Rate of compensation increase	4.10%	3.25%
Post-Retirement Benefits [Member] | Minimum [Member]
Significant actuarial assumptions used in measuring net benefit plan costs
Discount rate	3.60%
Expected long-term rate of return on plan assets	3.75%	3.10%
Significant actuarial assumptions used in measuring benefit obligations
Discount rate	3.90%	3.60%
Post-Retirement Benefits [Member] | Maximum [Member]
Significant actuarial assumptions used in measuring net benefit plan costs
Discount rate	4.30%
Expected long-term rate of return on plan assets	7.60%	7.30%
Significant actuarial assumptions used in measuring benefit obligations
Discount rate	4.50%	3.70%